Goodwill - Additional Information (Detail) - Growth Rate [Member] - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information for cash-generating units [line items]
Growth rate used to extrapolate cash flow projections		3.00%
Impairment loss recognised in profit or loss, goodwill	¥ 129	¥ 0	¥ 68